TransUltra (R) VUL
                        Variable Universal Life Insurance
                                    Issued by
                 Transamerica Occidental Life Insurance Company
                             Separate Account VUL-5

                        Supplement Dated October 12, 2005

                                       To

                          Prospectus Dated May 1, 2005


The following information supplements the Prospectus. You should read it together with the Prospectus.

The following information supplements, amends and replaces the information in the Prospectus regarding the AEGON/Transamerica Clarion Real Estate Securities Portfolio ("Clarion Portfolio") and the AEGON/Transamerica Van Kampen Emerging Growth Portfolio ("Van Kampen Portfolio"), which are underlying investment options of Transamerica Occidental Life Insurance Company Separate Account VUL-5.

The Board of Trustees of AEGON/Transamerica Series Trust have approved certain changes to the Clarion Portfolio's principal investment strategies to permit investment of the Clarion Portfolio's assets in issuers economically tied to countries other than the United States, and approved the change of the Clarion Portfolio's name to "Clarion Global Real Estate Securities." Accordingly, effective November 1, 2005, all references to the Clarion Portfolio's old name in the TransUltra(R) VUL Prospectus are hereby changed to "Clarion Global Real Estate Securities." Please refer to the supplement, dated September 6, 2005, to the prospectus for the Clarion Portfolio for a detailed explanation of the changes to the Clarion Portfolio's investment objectives and strategies.

The Board of Trustees of AEGON/Transamerica Series Trust have also approved certain changes to the Van Kampen Portfolio's principal investment strategies to permit investment of the Van Kampen Portfolio's assets in securities of medium-sized issuers, and approved the change of the Van Kampen Portfolio's name to "Van Kampen Mid-Cap Growth." Accordingly, effective November 1, 2005, all references to the Van Kampen Portfolio's old name in the TransUltra(R) VUL Prospectus are hereby changed to "Van Kampen Mid-Cap Growth." Please refer to the supplement, dated September 7, 2005, to the prospectus for the Van Kampen Portfolio for a detailed explanation of the changes to the Van Kampen Portfolio's investment objectives and strategies.